Invested assets and net new money	12 Months Ended
Dec. 31, 2017
Disclosure Invested Assets And Net New Money [Line Items]
Disclosure Of InvestedAssets And Net New Money Explanatory

Note 33 Invested assets and net new money

Invested assets

Invested assets include all client assets managed by or deposited with UBS for investment purposes. Invested assets include managed fund assets, managed institutional assets, discretionary and advisory wealth management portfolios, fiduciary deposits, time deposits, savings accounts and wealth management securities or brokerage accounts. All assets held for purely transactional purposes and custody-only assets, including corporate client assets held for cash management and transactional purposes, are excluded from invested assets as the Group only administers the assets and does not offer advice on how the assets should be invested. Also excluded are non-bankable assets (e.g., art collections) and deposits from third-party banks for funding or trading purposes.

Discretionary assets are defined as client assets that UBS decides how to invest. Other invested assets are those where the client ultimately decides how the assets are invested. When a single product is created in one business division and sold in another, it is counted in both the business division that manages the investment and the one that distributes it. This results in double counting within UBS total invested assets, as both business divisions are independently providing a service to their respective clients, and both add value and generate revenue.

Net new money

Net new money in a reporting period is the amount of invested assets that are entrusted to UBS by new and existing clients, less those withdrawn by existing clients and clients who terminated their relationship with UBS.

Net new money is calculated using the direct method, under which inflows and outflows to / from invested assets are determined at the client level based on transactions. Interest and dividend income from invested assets are not counted as net new money inflows. Market and currency movements as well as fees, commissions and interest on loans charged are excluded from net new money, as are the effects resulting from any acquisition or divestment of a UBS subsidiary or business. Reclassifications between invested assets and custody-only assets as a result of a change in the service level delivered are generally treated as net new money flows; however, where such change in service level directly results from a new externally imposed regulation, the one-time net effect of the implementation is reported as an asset reclassification without net new money impact.

The Investment Bank does not track invested assets and net new money. However, when a client is transferred from the Investment Bank to another business division, this produces net new money even though client assets were already with UBS. There were no such transfers between the Investment Bank and other business divisions in 2017 and 2016.

Invested assets and net new money
	For the year ended
CHF billion	31.12.17	31.12.16
Fund assets managed by UBS	330	275
Discretionary assets	1,025	886
Other invested assets[1]	1,824	1,649
Total invested assets[1,2]	3,179	2,810
of which: double counts	204	176
Net new money[2]	104	27
1 Certain account types were corrected during 2017. As a result, invested assets as of 31 December 2016 were corrected by CHF 12 billion. 2 Includes double counts.

Development of invested assets
	For the year ended
CHF billion	31.12.17	31.12.16
Total invested assets at the beginning of the year[1,2]	2,810	2,678
Net new money	104	27
Market movements[3]	313	98
Foreign currency translation	(45)	21
Other effects	(3)	(14)
of which: acquisitions / (divestments)	4	(14)
Total invested assets at the end of the year[1,2]	3,179	2,810
1 Includes double counts. 2 Certain account types were corrected during 2017. As a result, invested assets as of 31 December 2016 and 31 December 2015 were corrected by CHF 12 billion and CHF 11 billion, respectively. 3 Includes interest and dividend income.

UBS AG
Disclosure Invested Assets And Net New Money [Line Items]
Disclosure Of InvestedAssets And Net New Money Explanatory

Note 33 Invested assets and net new money

Invested assets

Invested assets include all client assets managed by or deposited with UBS for investment purposes. Invested assets include managed fund assets, managed institutional assets, discretionary and advisory wealth management portfolios, fiduciary deposits, time deposits, savings accounts and wealth management securities or brokerage accounts. All assets held for purely transactional purposes and custody-only assets, including corporate client assets held for cash management and transactional purposes, are excluded from invested assets as the Group only administers the assets and does not offer advice on how the assets should be invested. Also excluded are non-bankable assets (e.g., art collections) and deposits from third-party banks for funding or trading purposes.

Discretionary assets are defined as client assets that UBS decides how to invest. Other invested assets are those where the client ultimately decides how the assets are invested. When a single product is created in one business division and sold in another, it is counted in both the business division that manages the investment and the one that distributes it. This results in double counting within UBS total invested assets, as both business divisions are independently providing a service to their respective clients, and both add value and generate revenue.

Net new money

Net new money in a reporting period is the amount of invested assets that are entrusted to UBS by new and existing clients, less those withdrawn by existing clients and clients who terminated their relationship with UBS.

Net new money is calculated using the direct method, under which inflows and outflows to / from invested assets are determined at the client level based on transactions. Interest and dividend income from invested assets are not counted as net new money inflows. Market and currency movements as well as fees, commissions and interest on loans charged are excluded from net new money, as are the effects resulting from any acquisition or divestment of a UBS subsidiary or business. Reclassifications between invested assets and custody-only assets as a result of a change in the service level delivered are generally treated as net new money flows; however, where such change in service level directly results from a new externally imposed regulation, the one-time net effect of the implementation is reported as an asset reclassification without net new money impact.

The Investment Bank does not track invested assets and net new money. However, when a client is transferred from the Investment Bank to another business division, this produces net new money even though client assets were already with UBS. There were no such transfers between the Investment Bank and other business divisions in 2017 and 2016.

Invested assets and net new money
	For the year ended
CHF billion	31.12.17	31.12.16
Fund assets managed by UBS	330	275
Discretionary assets	1,025	886
Other invested assets[1]	1,824	1,649
Total invested assets[1,2]	3,179	2,810
of which: double counts	204	176
Net new money[2]	104	27
1 Certain account types were corrected during 2017. As a result, invested assets as of 31 December 2016 were corrected by CHF 12 billion. 2 Includes double counts.

Development of invested assets
	For the year ended
CHF billion	31.12.17	31.12.16
Total invested assets at the beginning of the year[1,2]	2,810	2,678
Net new money	104	27
Market movements[3]	313	98
Foreign currency translation	(45)	21
Other effects	(3)	(14)
of which: acquisitions / (divestments)	4	(14)
Total invested assets at the end of the year[1,2]	3,179	2,810
1 Includes double counts. 2 Certain account types were corrected during 2017. As a result, invested assets as of 31 December 2016 and 31 December 2015 were corrected by CHF 12 billion and CHF 11 billion, respectively. 3 Includes interest and dividend income.